FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
FPA Capital Fund, Inc.

FPA CAPITAL FUND, INC.

SUPPLEMENT DATED MARCH 1, 2013, TO PROSPECTUS DATED JULY 30, 2012

The Board of Directors of FPA Capital Fund, Inc. (the “Fund”), has approved the elimination of all front-end sales charges effective for purchases of Fund shares beginning April 1, 2013.  In addition, beginning April 1, 2013, Fund shares will no longer be subject to deferred sales charges if redeemed within one year of purchase.  Also, effective on that date, all purchases of shares of the Fund will be processed at net asset value on the trade date.  Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, the Adviser, and affiliated companies, and their immediate relatives.

Effective on April 1, 2013, references to front-end sales charges and deferred sales charges will be deleted from the Fund’s Prospectus  and the Prospectus  will be revised as described below.

The Section in the Fund’s Prospectus entitled “Fees and Expenses of the Fund.” is deleted and replaced as follows:

Fees and Expenses of the Fund.

Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, the Adviser, and affiliated companies, and their immediate relatives. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		FPA Capital Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		none
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Capital Fund, Inc.
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Other Expenses	0.09%
Financial Services	0.10%
Total Annual Fund Operating Expenses	0.84%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	FPA Capital Fund, Inc.
One year	89
Three years	268
Five years	466
Ten years	1,037

The Section in the Fund’s Prospectus under “Performance Information” entitled “Average Annual Total Returns (for the periods ended December 31, 2011)” is deleted and replaced as follows so that front-end sales charges are no longer reflected or deducted:

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA Capital Fund, Inc.		0.90%	4.60%	8.72%
FPA Capital Fund, Inc. After Taxes on Distributions	[1]	0.90%	3.80%	7.86%
FPA Capital Fund, Inc. After Taxes on Distributions and Sale of Fund Shares	[1]	0.76%	3.65%	7.42%
FPA Capital Fund, Inc. Russell 2500 (reflects no deductions for fees, expenses or taxes)		(2.51%)	1.24%	6.57%
FPA Capital Fund, Inc. Russell 2000 (reflects no deductions for fees, expenses or taxes)		(4.18%)	0.15%	5.62%
FPA Capital Fund, Inc. Lipper Mid-Cap Value Fund Average (reflects no deductions for sales charges or taxes)		(4.60%)	(0.53%)	5.84%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.